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                               RETAIL CLASSES OF

                        AIM LARGE CAP OPPORTUNITIES FUND
                         AIM MID CAP OPPORTUNITIES FUND
                        AIM SMALL CAP OPPORTUNITIES FUND


             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

                        Supplement dated October 8, 1999
      to the Statement of Additional Information dated September 27, 1999

Class A, Class B and Class C shares of AIM Large Cap Opportunities Fund and Class B and Class C shares of AIM Mid Cap Opportunities Funds are not currently available.